Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade And Other Receivables
Schedule of trade and other receivables

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Trade receivable
Accounts receivable — Trade	₩	5,112,044	9,945,757
Allowance for doubtful accounts (Accounts receivable)		(731,158)	(735,316)
Accounts receivable — trade, net	₩	4,380,886	9,210,441

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Other receivables
Accrued income	₩	138,591	74,233
Allowance for doubtful accounts (Accrued income)		(39,151)	(44,104)
Non-trade receivables		936,694	600,352
Allowance for doubtful accounts (Non-trade receivables)		(500,000)	(500,000)
Accounts receivable — other, net	₩	536,134	130,482

Schedule of allowance for doubtful accounts trade receivable

		2025	2024	2023
		(In thousands of Korean Won)
Allowance for doubtful accounts (Trade receivable)
Beginning of the year	₩	735,316	438,155	766,595
Bad debt expenses		-	297,162	-
Reversal of bad debt expenses		(4,159)	-	(328,440)
Ending of the year	₩	731,157	735,316	438,155

Schedule of allowance for doubtful accounts other receivable

		2025	2024	2023
		(In thousands of Korean Won)
Allowance for doubtful accounts (Other receivables)
Beginning of the year	₩	544,104	526,685	26,685
Bad debt expenses - other		(4,953)	17,419	500,000
Ending of the year	₩	539,151	544,104	526,685